Deferred Policy Acquisition Costs - Rollforward of DSI before adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		$ 7,241
Change related to unrealized (appreciation) depreciation of investments			$ (1,085)
Balance, end of year			7,241
Deferred Sale Inducements
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	$ 2,995
Balance, end of year	$ 1,963	2,995
Deferred Sale Inducements | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		$ 285	437
Capitalizations			11
Amortization expense			(64)
Change related to unrealized (appreciation) depreciation of investments			(99)
Balance, end of year			$ 285